PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net cash (used in) provided by operating activities	¥ 21,468	$ 3,025	¥ 1,046	¥ (70,563)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	227	32	107	3,947
Repurchase of treasury shares	(2,428)	(342)	(17,103)
Net cash provided by/ (used in) financing activities from continuing operations	(33,781)	(4,758)	(24,105)	23,237
Changes in cash, cash equivalents and restricted cash	(82,668)	(11,644)	(52,342)	65,540
Effect of foreign currency exchange rate changes on cash and cash equivalents	(1,447)	(203)	2,288	(67)
Net change in cash, cash equivalents and restricted cash	(84,115)	(11,847)	(50,054)	65,473
Cash and cash equivalents at beginning of year	356,237		423,766
Cash and cash equivalents at end of year	279,757	39,403	356,237	423,766
Parent Company
Operating activities:
Net cash (used in) provided by operating activities	4,902	690	(5,699)	14,458
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	227	32	107	3,947
Repurchase of treasury shares	(2,428)	(342)	(17,103)
Net cash provided by/ (used in) financing activities from continuing operations	(2,201)	(310)	(16,996)	3,947
Changes in cash, cash equivalents and restricted cash	2,701	380	(22,695)	18,405
Effect of foreign currency exchange rate changes on cash and cash equivalents	706	100	1,033	1,308
Net change in cash, cash equivalents and restricted cash	3,407	480	(21,662)	19,713
Cash and cash equivalents at beginning of year	1,844	260	23,506	3,793
Cash and cash equivalents at end of year	¥ 5,251	$ 740	¥ 1,844	¥ 23,506